Financial risk management - Credit risk (Details) - CREDIT RISK EXPOSURE - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 131.4	$ 201.8
Cash and cash equivalents
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	105.2	185.5
Trade and other receivables
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 26.2	$ 16.3